Business Combination (Details 3) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 04, 2013	Dec. 31, 2012
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Total shares outstanding at closing			43,991,000
Cash flows related to the Transaction
Cash on hand	$ 142,010,000	$ 176,622,000
Less: Redemption of public shares	(1,023,000)	(938,000)
Total transaction proceeds		82,437,000
Common Class A
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Total shares outstanding at closing	14,518,734	11,241,000	10,991,100
Common Class B
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Total shares outstanding at closing	30,027,148	33,000,000	33,000,000
Azteca
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Less: founder shares cancelled			(250,000)
Merger transaction
Cash flows related to the Transaction
Total transaction proceeds			82,437,000
Pro Forma Information
Net Revenues		92,109,000		95,006,000
Operating Income		27,123,000		28,429,000
Agreement termination charge excluded from reported pro forma results			3,800,000
Expenses related to the Transaction		5,700,000
Merger transaction | Common Class A
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Number of shares of common stock subject to forfeiture in the event the market price of common stock does not meet certain levels			985,294
Merger transaction | WAPA member and Cinelatino stockholders
Cash flows related to the Transaction
Less: Cash consideration paid			(5,000,000)
Merger transaction | WAPA member
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Shares issued			20,432,000
Merger transaction | WAPA member | Common Class B
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Number of shares of common stock subject to forfeiture in the event the market price of common stock does not meet certain levels			1,857,496
Merger transaction | Cinelatino stockholders
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Shares issued			12,568,000
Merger transaction | Cinelatino stockholders | Common Class B
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Number of shares of common stock subject to forfeiture in the event the market price of common stock does not meet certain levels			1,142,504
Merger transaction | Azteca
Number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction
Public shares outstanding prior to Transaction			10,000,000
Founder shares			2,500,000
Total shares outstanding prior to the Transaction			12,500,000
Less: Shareholders of public shares redeemed			(1,259,000)
Less: founder shares cancelled			(250,000)
Cash flows related to the Transaction
Cash in trust			100,520,000
Less: Redemption of public shares			(12,652,000)
Less: Cash consideration paid			(7,333,000)
Less: Payment of fees and expenses			(5,963,000)
Merger transaction | Cinelatino
Cash flows related to the Transaction
Cash on hand			12,865,000